UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number: This Amendment :
[ ] is a restatement [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Pollux Capital
           --------------------------------------------------
Address:   Rua Visconde de Piraja, 250 - 7th floor
           --------------------------------------------------
           Rio de Janeiro, RJ 22410-000
           --------------------------------------------------
           Brazil
           --------------------------------------------------

Form 13F File Number: 028-
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Sergio Campos
           --------------------------------------------------
Title:     Chief Financial Officer / Chief Operating Officer
           --------------------------------------------------
Phone:     (55 21) 2227-9000
           --------------------------------------------------

Signature, Place, and Date of Signing:
/s/ Sergio Campos,  Rio de Janeiro - RJ /Brazil,  11/16/2009

Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        13
                                               -------------

Form 13F Information Table Value Total:        $18,640
                                               -------------
                                                (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


                                            FORM 13F INFORMATION TABLE


         COLUMN 1                 COLUMN 2   COLUMN 3  COLUMN 4    COLUMN 5     COLUMN 6             COLUMN 7   COLUMN8

                                                          VALUE    SHRS OR      SH/ PUT/ INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP     (x$1000)   PRN AMT      PRN CALL DISCRETION  MANAGERS   SOLE    SHARED NONE
----------------------------- -------------- --------- ----------- -----------  -------- ----------- ---------- ------- ------ ----
ACTIVISION BLIZZARD INC        COM           00507V109    1,239      100,000    SH       SOLE                   100,000   0     0


ALTRIA GROUP, INC.             COM           02209S103    1,425       80,000    SH       SOLE                    80,000   0     0


BANK OF AMERICA CORP           COM           060505104      376       22,200    SH       SOLE                    22,200   0     0


CSX CORPORATION                COM           126408103    1,147       27,400    SH       SOLE                    27,400   0     0


CVS CAREMARK CORPORATION       COM           126650100    3,381       94,600    SH       SOLE                    94,600   0     0


GENERAL GROWTH PROPERTIES INC  COM           370021107      388       80,000    SH       SOLE                    80,000   0     0


HEWLETT-PACKARD CO.            COM           428236103    2,195       46,500    SH       SOLE                    46,500   0     0


MONSANTO COMPANY               COM           61166W101      503        6,500    SH       SOLE                     6,500   0     0


MORGAN STANLEY                 COM           617446448      296        9,600    SH       SOLE                     9,600   0     0


NORFOLK SOUTHERN CORPORATION   COM           655844108    1,065       24,700    SH       SOLE                    24,700   0     0


PEPSICO INC                    COM           713448108    2,440       41,600    SH       SOLE                    41,600   0     0


QUALCOMM INC                   COM           747525103    1,921       42,700    SH       SOLE                    42,700   0     0


TARGET CORPORATION             COM           87612E106    2,264       48,500    SH       SOLE                    48,500   0     0
